Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GAMCO GLOBAL SERIES FUNDS, INC
Entity Central Index Key	0000909504
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002867
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class AAA
Trading Symbol	GICPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class AAA	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In 2024, The Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class AAA	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000
12/15	9,879	9,816	10,176
12/16	9,998	10,648	10,472
12/17	12,899	13,270	13,359
12/18	12,538	12,085	12,646
12/19	16,390	15,384	16,422
12/20	22,198	17,972	20,895
12/21	26,881	21,394	24,042
12/22	16,814	17,551	17,452
12/23	22,610	21,555	22,079
12/24	29,328	25,439	25,951

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class AAA	29.71%	12.34%	11.36%
MSCI ACWI Index	18.02%	10.58%	9.79%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 190,324,373
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 923,769
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$190,324,373 Number of Portfolio Holdings47 Portfolio Turnover Rate26% Management Fees$923,769
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.5%
Amazon.com Inc.	6.5%
Meta Platforms Inc.	5.5%
Microsoft Corp.	5.4%
Netflix Inc.	5.4%
Alphabet Inc.	5.0%
Eli Lilly & Co.	3.8%
Apple Inc.	3.2%
Spotify Technology SA	3.2%
Trane Technologies plc	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002869
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class C
Trading Symbol	GGGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class C	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In 2024, The Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class C	The Gabelli Global Growth Fund - Class C (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000
12/15	9,806	9,708	9,816	10,176
12/16	9,848	9,653	10,648	10,472
12/17	12,610	12,263	13,270	13,359
12/18	12,168	11,716	12,085	12,646
12/19	15,797	15,092	15,384	16,422
12/20	21,390	20,286	17,972	20,895
12/21	25,900	24,359	21,394	24,042
12/22	16,200	15,085	17,551	17,452
12/23	21,783	20,133	21,555	22,079
12/24	28,257	25,915	25,439	25,951

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class C	29.72%	12.34%	10.95%
The Gabelli Global Growth Fund - Class C (includes sales charge)	28.72%	12.34%	10.95%
MSCI ACWI Index	18.02%	10.58%	9.79%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 190,324,373
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 923,769
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$190,324,373 Number of Portfolio Holdings47 Portfolio Turnover Rate26% Management Fees$923,769
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.5%
Amazon.com Inc.	6.5%
Meta Platforms Inc.	5.5%
Microsoft Corp.	5.4%
Netflix Inc.	5.4%
Alphabet Inc.	5.0%
Eli Lilly & Co.	3.8%
Apple Inc.	3.2%
Spotify Technology SA	3.2%
Trane Technologies plc	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034309
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class I
Trading Symbol	GGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class I	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In 2024, The Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class I	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000
12/15	9,947	9,816	10,176
12/16	10,141	10,648	10,472
12/17	13,167	13,270	13,359
12/18	12,855	12,085	12,646
12/19	16,844	15,384	16,422
12/20	22,805	17,972	20,895
12/21	27,617	21,394	24,042
12/22	17,280	17,551	17,452
12/23	23,238	21,555	22,079
12/24	30,142	25,439	25,951

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class I	29.71%	12.34%	11.66%
MSCI ACWI Index	18.02%	10.58%	9.79%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 190,324,373
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 923,769
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$190,324,373 Number of Portfolio Holdings47 Portfolio Turnover Rate26% Management Fees$923,769
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.5%
Amazon.com Inc.	6.5%
Meta Platforms Inc.	5.5%
Microsoft Corp.	5.4%
Netflix Inc.	5.4%
Alphabet Inc.	5.0%
Eli Lilly & Co.	3.8%
Apple Inc.	3.2%
Spotify Technology SA	3.2%
Trane Technologies plc	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002866
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Growth Fund
Class Name	Class A
Trading Symbol	GGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class A	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

In 2024, The Gabelli Global Growth Fund outperformed its broad-based benchmark, the MSCI AC World Index and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Growth Fund - Class A	The Gabelli Global Growth Fund - Class A (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000
12/15	9,877	9,309	9,816	10,176
12/16	10,000	8,884	10,648	10,472
12/17	12,899	10,799	13,270	13,359
12/18	12,537	9,893	12,085	12,646
12/19	16,391	12,190	15,384	16,422
12/20	22,191	15,554	17,972	20,895
12/21	26,871	17,752	21,394	24,042
12/22	16,805	10,463	17,551	17,452
12/23	22,603	13,263	21,555	22,079
12/24	29,318	16,214	25,439	25,951

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class A	29.71%	12.33%	11.36%
The Gabelli Global Growth Fund - Class A (includes sales charge)	22.25%	11.01%	10.70%
MSCI ACWI Index	18.02%	10.58%	9.79%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 190,324,373
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 923,769
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$190,324,373 Number of Portfolio Holdings47 Portfolio Turnover Rate26% Management Fees$923,769
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.9%
Other Assets and Liabilities (Net)	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.5%
Amazon.com Inc.	6.5%
Meta Platforms Inc.	5.5%
Microsoft Corp.	5.4%
Netflix Inc.	5.4%
Alphabet Inc.	5.0%
Eli Lilly & Co.	3.8%
Apple Inc.	3.2%
Spotify Technology SA	3.2%
Trane Technologies plc	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002875
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class AAA
Trading Symbol	GABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class AAA	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index but underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, continued optimism around artificial intelligence platforms and rising demand for AI chips, solid wireless operating performance, or announced merger and acquisition transactions.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class AAA	MSCI ACWI Index	MSCI AC World Communication Services Index
12/14	10,000	10,000	10,000
12/15	9,752	9,816	9,860
12/16	10,010	10,648	10,437
12/17	11,350	13,270	11,335
12/18	10,000	12,085	10,191
12/19	11,562	15,384	12,750
12/20	13,461	17,972	15,823
12/21	14,157	21,394	17,535
12/22	10,105	17,551	11,340
12/23	12,418	21,555	15,664
12/24	15,221	25,439	20,669

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class AAA	22.57%	5.65%	4.29%
MSCI ACWI Index	18.02%	10.58%	9.79%
MSCI AC World Communication Services Index	31.95%	10.14%	7.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 65,443,369
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 137,060
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$65,443,369 Number of Portfolio Holdings48 Portfolio Turnover Rate11% Management Fees$137,060
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	101.0%
Preferred Stocks	0.2%
Other Assets and Liabilities (Net)	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	9.1%
Meta Platforms Inc.	8.5%
Alphabet Inc.	7.8%
SoftBank Group Corp.	6.6%
Deutsche Telekom AG	5.0%
Prosus NV	4.8%
Telephone and Data Systems Inc.	3.9%
Microsoft Corp.	3.9%
United States Cellular Corp.	3.8%
Frontier Communications Parent Inc.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002877
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class C
Trading Symbol	GTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class C	$101	0.90%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index but underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, continued optimism around artificial intelligence platforms and rising demand for AI chips, solid wireless operating performance, or announced merger and acquisition transactions.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class C	The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
12/14	10,000	10,000	10,000	10,000
12/15	9,682	9,585	9,816	9,860
12/16	9,863	17,924	10,648	10,437
12/17	11,099	19,991	13,270	11,335
12/18	9,705	17,306	12,085	10,191
12/19	11,142	19,696	15,384	12,750
12/20	12,974	22,737	17,972	15,823
12/21	13,645	23,685	21,394	17,535
12/22	7,771	13,247	17,551	11,340
12/23	11,999	20,324	21,555	15,664
12/24	14,876	24,992	25,439	20,669

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class C	22.57%	5.54%	3.85%
The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	21.57%	5.54%	3.85%
MSCI ACWI Index	18.02%	10.58%	9.79%
MSCI AC World Communication Services Index	31.95%	10.14%	7.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 65,443,369
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 137,060
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$65,443,369 Number of Portfolio Holdings48 Portfolio Turnover Rate11% Management Fees$137,060
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	101.0%
Preferred Stocks	0.2%
Other Assets and Liabilities (Net)	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	9.1%
Meta Platforms Inc.	8.5%
Alphabet Inc.	7.8%
SoftBank Group Corp.	6.6%
Deutsche Telekom AG	5.0%
Prosus NV	4.8%
Telephone and Data Systems Inc.	3.9%
Microsoft Corp.	3.9%
United States Cellular Corp.	3.8%
Frontier Communications Parent Inc.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034311
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class I
Trading Symbol	GTTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class I	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index but underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, continued optimism around artificial intelligence platforms and rising demand for AI chips, solid wireless operating performance, or announced merger and acquisition transactions.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class I	MSCI ACWI Index	MSCI AC World Communication Services Index
12/14	10,000	10,000	10,000
12/15	9,778	9,816	9,860
12/16	10,066	10,648	10,437
12/17	11,496	13,270	11,335
12/18	10,200	12,085	10,191
12/19	11,875	15,384	12,750
12/20	13,825	17,972	15,823
12/21	14,541	21,394	17,535
12/22	10,380	17,551	11,340
12/23	12,756	21,555	15,664
12/24	15,637	25,439	20,669

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class I	22.58%	5.66%	4.57%
MSCI ACWI Index	18.02%	10.58%	9.79%
MSCI AC World Communication Services Index	31.95%	10.14%	7.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 65,443,369
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 137,060
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$65,443,369 Number of Portfolio Holdings48 Portfolio Turnover Rate11% Management Fees$137,060
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	101.0%
Preferred Stocks	0.2%
Other Assets and Liabilities (Net)	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	9.1%
Meta Platforms Inc.	8.5%
Alphabet Inc.	7.8%
SoftBank Group Corp.	6.6%
Deutsche Telekom AG	5.0%
Prosus NV	4.8%
Telephone and Data Systems Inc.	3.9%
Microsoft Corp.	3.9%
United States Cellular Corp.	3.8%
Frontier Communications Parent Inc.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002874
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Content & Connectivity Fund
Class Name	Class A
Trading Symbol	GTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class A	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Content & Connectivity Fund outperformed its broad-based benchmark, MSCI AC World Index but underperformed its comparative benchmark, MSCI AC World Communication Services Index. The difference in performance was largely driven by the Fund’s lower weights in technology- and online-related mega-cap stocks, to avoid excessive concentration. Top contributors to our Fund included firms benefiting from strength and scale in digital advertising, continued optimism around artificial intelligence platforms and rising demand for AI chips, solid wireless operating performance, or announced merger and acquisition transactions.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Content & Connectivity Fund - Class A	The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
12/14	10,000	10,000	10,000	10,000
12/15	9,754	9,194	9,816	9,860
12/16	9,999	8,883	10,648	10,437
12/17	11,338	9,494	13,270	11,335
12/18	9,984	7,880	12,085	10,191
12/19	11,545	8,588	15,384	12,750
12/20	13,442	9,424	17,972	15,823
12/21	14,136	9,342	21,394	17,535
12/22	10,090	6,285	17,551	11,340
12/23	12,403	7,281	21,555	15,664
12/24	15,200	8,410	25,439	20,669

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class A	22.55%	5.66%	4.28%
The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	15.51%	4.41%	3.66%
MSCI ACWI Index	18.02%	10.58%	9.79%
MSCI AC World Communication Services Index	31.95%	10.14%	7.53%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 65,443,369
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 137,060
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$65,443,369 Number of Portfolio Holdings48 Portfolio Turnover Rate11% Management Fees$137,060
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	101.0%
Preferred Stocks	0.2%
Other Assets and Liabilities (Net)	(1.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

T-Mobile US Inc.	9.1%
Meta Platforms Inc.	8.5%
Alphabet Inc.	7.8%
SoftBank Group Corp.	6.6%
Deutsche Telekom AG	5.0%
Prosus NV	4.8%
Telephone and Data Systems Inc.	3.9%
Microsoft Corp.	3.9%
United States Cellular Corp.	3.8%
Frontier Communications Parent Inc.	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000204772
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class A
Trading Symbol	GMNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, while outperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. The year's second half performance accelerated in anticipation of a more favorable environment under a Trump administration. The new administration may fuel increased deal activity, higher domestic economic activity, and increased expectations of lower interest rates. The fund seeks to invest in companies that have market capitalizations of $250 million or less which are sensitive to these macro indicators.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class A	The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
12/18	8,628	8,132	8,899	8,157	8,620
12/19	9,618	8,543	11,170	9,844	10,873
12/20	11,133	9,330	13,400	12,120	12,635
12/21	13,291	10,498	15,385	14,080	14,553
12/22	11,142	8,295	12,241	10,938	11,888
12/23	15,479	10,861	14,313	11,718	13,778
12/24	17,164	11,040	15,965	12,436	14,969

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class A	10.98%	12.30%	9.04%
The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	4.60%	10.98%	8.01%
Russell 2000 Index	11.54%	7.40%	6.15%
MSCI World Micro Cap Index	6.13%	4.88%	3.67%
S&P Developed Small Cap Index	8.64%	6.60%	5.97%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 12,664,636
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ (54,045)
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$12,664,636 Number of Portfolio Holdings143 Portfolio Turnover Rate26% Management Fees$(54,045)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	84.2%
U.S. Government Obligations	14.6%
Other Assets and Liabilities (Net)	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	7.0%
Applied Optoelectronics Inc.	4.4%
L.B. Foster Co.	2.6%
Park-Ohio Holdings Corp.	2.4%
Electromed Inc.	2.1%
Ampco-Pittsburgh Corp.	2.0%
Lee Enterprises Inc.	2.0%
Clarus Corp.	2.0%
Inspired Entertainment Inc.	1.8%
Velan Inc.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000204774
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class C
Trading Symbol	GMNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class C	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, while outperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. The year's second half performance accelerated in anticipation of a more favorable environment under a Trump administration. The new administration may fuel increased deal activity, higher domestic economic activity, and increased expectations of lower interest rates. The fund seeks to invest in companies that have market capitalizations of $250 million or less which are sensitive to these macro indicators.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class C	The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
12/18	8,612	8,538	8,899	8,157	8,620
12/19	9,545	9,377	11,170	9,844	10,873
12/20	11,054	10,766	13,400	12,120	12,635
12/21	13,191	12,741	15,385	14,080	14,553
12/22	11,048	10,564	12,241	10,938	11,888
12/23	15,363	14,585	14,313	11,718	13,778
12/24	17,035	15,242	15,965	12,436	14,969

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class C	10.89%	12.29%	8.90%
The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	9.89%	12.29%	8.90%
Russell 2000 Index	11.54%	7.40%	6.15%
MSCI World Micro Cap Index	6.13%	4.88%	3.67%
S&P Developed Small Cap Index	8.64%	6.60%	5.97%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 12,664,636
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ (54,045)
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$12,664,636 Number of Portfolio Holdings143 Portfolio Turnover Rate26% Management Fees$(54,045)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	84.2%
U.S. Government Obligations	14.6%
Other Assets and Liabilities (Net)	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	7.0%
Applied Optoelectronics Inc.	4.4%
L.B. Foster Co.	2.6%
Park-Ohio Holdings Corp.	2.4%
Electromed Inc.	2.1%
Ampco-Pittsburgh Corp.	2.0%
Lee Enterprises Inc.	2.0%
Clarus Corp.	2.0%
Inspired Entertainment Inc.	1.8%
Velan Inc.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000204771
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class I
Trading Symbol	GGMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class I	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, while outperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. The year's second half performance accelerated in anticipation of a more favorable environment under a Trump administration. The new administration may fuel increased deal activity, higher domestic economic activity, and increased expectations of lower interest rates. The fund seeks to invest in companies that have market capitalizations of $250 million or less which are sensitive to these macro indicators.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class I	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
12/18	8,624	8,899	8,157	8,620
12/19	9,645	11,170	9,844	10,873
12/20	11,176	13,400	12,120	12,635
12/21	13,327	15,385	14,080	14,553
12/22	11,172	12,241	10,938	11,888
12/23	15,535	14,313	11,718	13,778
12/24	17,225	15,965	12,436	14,969

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class I	10.88%	12.30%	9.09%
Russell 2000 Index	11.54%	7.40%	6.15%
MSCI World Micro Cap Index	6.13%	4.88%	3.67%
S&P Developed Small Cap Index	8.64%	6.60%	5.97%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 12,664,636
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ (54,045)
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$12,664,636 Number of Portfolio Holdings143 Portfolio Turnover Rate26% Management Fees$(54,045)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	84.2%
U.S. Government Obligations	14.6%
Other Assets and Liabilities (Net)	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	7.0%
Applied Optoelectronics Inc.	4.4%
L.B. Foster Co.	2.6%
Park-Ohio Holdings Corp.	2.4%
Electromed Inc.	2.1%
Ampco-Pittsburgh Corp.	2.0%
Lee Enterprises Inc.	2.0%
Clarus Corp.	2.0%
Inspired Entertainment Inc.	1.8%
Velan Inc.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000204773
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Mini Mites Fund
Class Name	Class AAA
Trading Symbol	GAMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class AAA	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli Global Mini Mites Fund underperformed its broad-based benchmark, the Russell 2000 Index, while outperforming its comparative benchmarks, the MSCI World Micro-Cap and the S&P Developed Small Cap Indices. The year's second half performance accelerated in anticipation of a more favorable environment under a Trump administration. The new administration may fuel increased deal activity, higher domestic economic activity, and increased expectations of lower interest rates. The fund seeks to invest in companies that have market capitalizations of $250 million or less which are sensitive to these macro indicators.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Mini Mites Fund - Class AAA	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
12/18	8,629	8,899	8,157	8,620
12/19	9,620	11,170	9,844	10,873
12/20	11,147	13,400	12,120	12,635
12/21	13,293	15,385	14,080	14,553
12/22	11,144	12,241	10,938	11,888
12/23	15,495	14,313	11,718	13,778
12/24	17,181	15,965	12,436	14,969

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class AAA	10.88%	12.30%	9.05%
Russell 2000 Index	11.54%	7.40%	6.15%
MSCI World Micro Cap Index	6.13%	4.88%	3.67%
S&P Developed Small Cap Index	8.64%	6.60%	5.97%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 12,664,636
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ (54,045)
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$12,664,636 Number of Portfolio Holdings143 Portfolio Turnover Rate26% Management Fees$(54,045)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	84.2%
U.S. Government Obligations	14.6%
Other Assets and Liabilities (Net)	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Tredegar Corp.	7.0%
Applied Optoelectronics Inc.	4.4%
L.B. Foster Co.	2.6%
Park-Ohio Holdings Corp.	2.4%
Electromed Inc.	2.1%
Ampco-Pittsburgh Corp.	2.0%
Lee Enterprises Inc.	2.0%
Clarus Corp.	2.0%
Inspired Entertainment Inc.	1.8%
Velan Inc.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002865
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class AAA
Trading Symbol	GAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class AAA	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Rising Income & Dividend Fund underperformed its broad-based benchmark, the MSCI World Index, and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. In 2024, US inflation improved substantially, running around 3%, close to the Federal Reserve’s long term target rate of 2% annually. Also in 2024, the Fed lowered short-term interest rates by 100 basis points and rates now stand at 4.5%. Although geopolitical risks in the Ukraine and the Middle East have remained high all year, inflation rates are generally coming down across the globe as supply chains get back to normal.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class AAA	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000
12/15	10,059	9,968	10,176
12/16	10,603	10,780	10,472
12/17	12,820	13,267	13,359
12/18	11,023	12,179	12,646
12/19	12,608	15,638	16,422
12/20	14,081	18,219	20,895
12/21	17,083	22,291	24,042
12/22	14,413	18,339	17,452
12/23	15,842	22,817	22,079
12/24	16,170	27,195	25,951

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class AAA	2.07%	5.10%	4.92%
MSCI World Index	19.19%	11.70%	10.52%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 64,704,417
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 305,937
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,704,417 Number of Portfolio Holdings183 Portfolio Turnover Rate7% Management Fees$305,937
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	87.2%
U.S. Government Obligations	12.8%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.2%
Berkshire Hathaway Inc.	3.2%
CNH Industrial NV, New York	2.4%
Herc Holdings Inc.	2.1%
Nestlé SA	1.8%
Mueller Industries Inc.	1.8%
T-Mobile US Inc.	1.8%
Traton SE	1.6%
Deutsche Telekom AG	1.5%
Enpro Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002864
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class C
Trading Symbol	GACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class C	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Rising Income & Dividend Fund underperformed its broad-based benchmark, the MSCI World Index, and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. In 2024, US inflation improved substantially, running around 3%, close to the Federal Reserve’s long term target rate of 2% annually. Also in 2024, the Fed lowered short-term interest rates by 100 basis points and rates now stand at 4.5%. Although geopolitical risks in the Ukraine and the Middle East have remained high all year, inflation rates are generally coming down across the globe as supply chains get back to normal.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class C	The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000
12/15	9,963	9,863	9,968	10,176
12/16	10,422	10,219	10,780	10,472
12/17	12,505	12,519	13,267	13,359
12/18	10,673	10,273	12,179	12,646
12/19	12,125	11,568	15,638	16,422
12/20	13,538	12,800	18,219	20,895
12/21	16,424	15,401	22,291	24,042
12/22	13,864	12,869	18,339	17,452
12/23	15,235	14,013	22,817	22,079
12/24	15,549	14,162	27,195	25,951

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class C	2.06%	5.10%	4.51%
The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	1.06%	5.10%	4.51%
MSCI World Index	19.19%	11.70%	10.52%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 64,704,417
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 305,937
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,704,417 Number of Portfolio Holdings183 Portfolio Turnover Rate7% Management Fees$305,937
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	87.2%
U.S. Government Obligations	12.8%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.2%
Berkshire Hathaway Inc.	3.2%
CNH Industrial NV, New York	2.4%
Herc Holdings Inc.	2.1%
Nestlé SA	1.8%
Mueller Industries Inc.	1.8%
T-Mobile US Inc.	1.8%
Traton SE	1.6%
Deutsche Telekom AG	1.5%
Enpro Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034308
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class I
Trading Symbol	GAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class I	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Rising Income & Dividend Fund underperformed its broad-based benchmark, the MSCI World Index, and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. In 2024, US inflation improved substantially, running around 3%, close to the Federal Reserve’s long term target rate of 2% annually. Also in 2024, the Fed lowered short-term interest rates by 100 basis points and rates now stand at 4.5%. Although geopolitical risks in the Ukraine and the Middle East have remained high all year, inflation rates are generally coming down across the globe as supply chains get back to normal.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class I	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000
12/15	10,060	9,968	10,176
12/16	10,639	10,780	10,472
12/17	12,946	13,267	13,359
12/18	11,206	12,179	12,646
12/19	12,899	15,638	16,422
12/20	14,405	18,219	20,895
12/21	17,479	22,291	24,042
12/22	14,750	18,339	17,452
12/23	16,212	22,817	22,079
12/24	16,541	27,195	25,951

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class I	2.03%	5.10%	5.16%
MSCI World Index	19.19%	11.70%	10.52%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 64,704,417
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 305,937
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,704,417 Number of Portfolio Holdings183 Portfolio Turnover Rate7% Management Fees$305,937
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	87.2%
U.S. Government Obligations	12.8%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.2%
Berkshire Hathaway Inc.	3.2%
CNH Industrial NV, New York	2.4%
Herc Holdings Inc.	2.1%
Nestlé SA	1.8%
Mueller Industries Inc.	1.8%
T-Mobile US Inc.	1.8%
Traton SE	1.6%
Deutsche Telekom AG	1.5%
Enpro Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002862
Shareholder Report [Line Items]
Fund Name	The Gabelli Global Rising Income and Dividend Fund
Class Name	Class A
Trading Symbol	GAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class A	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli Global Rising Income & Dividend Fund underperformed its broad-based benchmark, the MSCI World Index, and its comparative benchmark, the Lipper Global Large-Cap Growth Fund Classification. In 2024, US inflation improved substantially, running around 3%, close to the Federal Reserve’s long term target rate of 2% annually. Also in 2024, the Fed lowered short-term interest rates by 100 basis points and rates now stand at 4.5%. Although geopolitical risks in the Ukraine and the Middle East have remained high all year, inflation rates are generally coming down across the globe as supply chains get back to normal.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Global Rising Income and Dividend Fund - Class A	The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000
12/15	10,041	9,463	9,968	10,176
12/16	10,581	9,399	10,780	10,472
12/17	12,796	10,713	13,267	13,359
12/18	11,003	8,681	12,179	12,646
12/19	12,582	9,356	15,638	16,422
12/20	14,053	9,849	18,219	20,895
12/21	17,048	11,260	22,291	24,042
12/22	14,385	8,955	18,339	17,452
12/23	15,809	9,276	22,817	22,079
12/24	16,135	8,923	27,195	25,951

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class A	2.06%	5.10%	4.90%
The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	(3.81)%	3.86%	4.28%
MSCI World Index	19.19%	11.70%	10.52%
Lipper Global Large-Cap Growth Fund Classification	17.54%	9.58%	10.00%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 64,704,417
Holdings Count | Holding	183
Advisory Fees Paid, Amount	$ 305,937
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$64,704,417 Number of Portfolio Holdings183 Portfolio Turnover Rate7% Management Fees$305,937
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	87.2%
U.S. Government Obligations	12.8%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.2%
Berkshire Hathaway Inc.	3.2%
CNH Industrial NV, New York	2.4%
Herc Holdings Inc.	2.1%
Nestlé SA	1.8%
Mueller Industries Inc.	1.8%
T-Mobile US Inc.	1.8%
Traton SE	1.6%
Deutsche Telekom AG	1.5%
Enpro Inc.	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002873
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class AAA
Trading Symbol	GABOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class AAA	$89	0.92%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparative, MSCI EAFE Small Cap Index. International markets have lagged the US for an extended period, by so much that the valuation discount is at a record level. Much of this can be explained by the tremendous earnings growth displayed by a small group of large capitalization US-based technology companies. Also, small capitalization equities as an asset class have been out of favor in most markets. Finally, returns from international investments were negatively impacted by the continued strength of the US dollar.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class AAA	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/14	10,000	10,000	10,000
12/15	10,019	9,961	11,423
12/16	10,131	10,111	11,288
12/17	12,977	12,702	15,378
12/18	10,269	11,005	12,701
12/19	12,932	13,499	16,259
12/20	15,410	14,616	19,965
12/21	16,051	16,338	21,682
12/22	11,958	14,049	15,743
12/23	12,714	16,697	17,524
12/24	11,946	17,424	17,748

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class AAA	(6.04)%	(1.57)%	1.79%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Small Cap Index	2.32%	2.74%	5.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 5,208,987
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ (135,783)
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,208,987 Number of Portfolio Holdings51 Portfolio Turnover Rate4% Management Fees$(135,783)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	96.7%
U.S. Government Obligations	3.3%
Preferred Stocks	1.7%
Other Assets and Liabilities (Net)	(1.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Siegfried Holding AG	4.2%
Chemring Group plc	3.6%
Endeavour Mining plc	3.3%
Laurent-Perrier	3.3%
Tamburi Investment Partners SpA	3.0%
Genius Sports Ltd.	3.0%
Alamos Gold Inc.	3.0%
Westgold Resources Ltd.	2.7%
Gerresheimer AG	2.5%
Interparfums SA	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002871
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class C
Trading Symbol	GGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class C	$89	0.92%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparative, MSCI EAFE Small Cap Index. International markets have lagged the US for an extended period, by so much that the valuation discount is at a record level. Much of this can be explained by the tremendous earnings growth displayed by a small group of large capitalization US-based technology companies. Also, small capitalization equities as an asset class have been out of favor in most markets. Finally, returns from international investments were negatively impacted by the continued strength of the US dollar.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class C	The Gabelli International Small Cap Fund - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/14	10,000	10,000	10,000	10,000
12/15	9,940	9,840	9,961	11,423
12/16	10,024	9,825	10,111	11,288
12/17	12,710	12,359	12,702	15,378
12/18	9,872	9,503	11,005	12,701
12/19	12,242	11,690	13,499	16,259
12/20	14,591	13,816	14,616	19,965
12/21	15,204	14,258	16,338	21,682
12/22	11,320	10,510	14,049	15,743
12/23	12,043	11,076	16,697	17,524
12/24	11,307	10,295	17,424	17,748

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class C	(6.11)%	(1.58)%	1.24%
The Gabelli International Small Cap Fund - Class C (includes sales charge)	(7.05)%	(1.58)%	1.24%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Small Cap Index	2.32%	2.74%	5.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 5,208,987
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ (135,783)
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,208,987 Number of Portfolio Holdings51 Portfolio Turnover Rate4% Management Fees$(135,783)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	96.7%
U.S. Government Obligations	3.3%
Preferred Stocks	1.7%
Other Assets and Liabilities (Net)	(1.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Siegfried Holding AG	4.2%
Chemring Group plc	3.6%
Endeavour Mining plc	3.3%
Laurent-Perrier	3.3%
Tamburi Investment Partners SpA	3.0%
Genius Sports Ltd.	3.0%
Alamos Gold Inc.	3.0%
Westgold Resources Ltd.	2.7%
Gerresheimer AG	2.5%
Interparfums SA	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034310
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class I
Trading Symbol	GLOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class I	$89	0.92%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparative, MSCI EAFE Small Cap Index. International markets have lagged the US for an extended period, by so much that the valuation discount is at a record level. Much of this can be explained by the tremendous earnings growth displayed by a small group of large capitalization US-based technology companies. Also, small capitalization equities as an asset class have been out of favor in most markets. Finally, returns from international investments were negatively impacted by the continued strength of the US dollar.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class I	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/14	10,000	10,000	10,000
12/15	10,120	9,961	11,423
12/16	10,269	10,111	11,288
12/17	13,249	12,702	15,378
12/18	10,480	11,005	12,701
12/19	13,209	13,499	16,259
12/20	15,733	14,616	19,965
12/21	16,391	16,338	21,682
12/22	12,199	14,049	15,743
12/23	12,981	16,697	17,524
12/24	12,188	17,424	17,748

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class I	(6.11)%	(1.60)%	2.00%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Small Cap Index	2.32%	2.74%	5.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 5,208,987
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ (135,783)
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,208,987 Number of Portfolio Holdings51 Portfolio Turnover Rate4% Management Fees$(135,783)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	96.7%
U.S. Government Obligations	3.3%
Preferred Stocks	1.7%
Other Assets and Liabilities (Net)	(1.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Siegfried Holding AG	4.2%
Chemring Group plc	3.6%
Endeavour Mining plc	3.3%
Laurent-Perrier	3.3%
Tamburi Investment Partners SpA	3.0%
Genius Sports Ltd.	3.0%
Alamos Gold Inc.	3.0%
Westgold Resources Ltd.	2.7%
Gerresheimer AG	2.5%
Interparfums SA	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002872
Shareholder Report [Line Items]
Fund Name	The Gabelli International Small Cap Fund
Class Name	Class A
Trading Symbol	GOCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class A	$89	0.92%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, The Gabelli International Small Cap Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparative, MSCI EAFE Small Cap Index. International markets have lagged the US for an extended period, by so much that the valuation discount is at a record level. Much of this can be explained by the tremendous earnings growth displayed by a small group of large capitalization US-based technology companies. Also, small capitalization equities as an asset class have been out of favor in most markets. Finally, returns from international investments were negatively impacted by the continued strength of the US dollar.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Small Cap Fund - Class A	The Gabelli International Small Cap Fund - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/14	10,000	10,000	10,000	10,000
12/15	10,011	9,435	9,961	11,423
12/16	10,124	8,992	10,111	11,288
12/17	12,933	10,826	12,702	15,378
12/18	10,126	7,990	11,005	12,701
12/19	12,644	9,402	13,499	16,259
12/20	15,062	10,557	14,616	19,965
12/21	15,701	10,371	16,338	21,682
12/22	11,689	7,277	14,049	15,743
12/23	12,430	7,293	16,697	17,524
12/24	11,678	6,458	17,424	17,748

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class A	(6.05)%	(1.58)%	1.56%
The Gabelli International Small Cap Fund - Class A (includes sales charge)	(11.45)%	(2.74)%	0.96%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Small Cap Index	2.32%	2.74%	5.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 5,208,987
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ (135,783)
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,208,987 Number of Portfolio Holdings51 Portfolio Turnover Rate4% Management Fees$(135,783)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	96.7%
U.S. Government Obligations	3.3%
Preferred Stocks	1.7%
Other Assets and Liabilities (Net)	(1.7)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Siegfried Holding AG	4.2%
Chemring Group plc	3.6%
Endeavour Mining plc	3.3%
Laurent-Perrier	3.3%
Tamburi Investment Partners SpA	3.0%
Genius Sports Ltd.	3.0%
Alamos Gold Inc.	3.0%
Westgold Resources Ltd.	2.7%
Gerresheimer AG	2.5%
Interparfums SA	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends